EARNINGS PER SHARE	0 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share
NOTE 19—EARNINGS PER SHARE:

The net income attributable to Teva and the weighted average number of shares used in computation of basic and diluted earnings per share for the years ended December 31, 2012, 2011 and 2010 is as follows:

	2012	2011	2010

	(U.S. $ in millions)
Net income attributable to Teva	$1,963	$2,759	$3,331
Interest expense on convertible senior debentures, and issuance costs, net of tax benefits	*	*	44
Net income used for the computation of diluted earnings per share	$1,963	$2,759	$3,375

Weighted average number of shares used in the computation of basic earnings per share	872	890	896
Add:
Additional shares from the assumed exercise of employee stock options and unvested RSUs	1	2	6
Weighted average number of additional shares issued upon the assumed conversion of convertible senior debentures	*	1	19
Weighted average number of shares used in the computation of diluted earnings per share	873	893	921

* Represents an amount of less than $0.5 million.

<>The following table details the number of ordinary shares and special shares less treasury shares as of each balance sheet date: